Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 6,135,793	$ 218,511	$ 5,288,996
Current	4,342,605	154,651	4,127,566
Non-current	1,793,188	63,860	1,161,430
Financial liabilities held for trading	1,537,208	54,744	973,571
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,064,438	144,745	3,460,123
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	339,338	12,085	662,290
Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	122,511	4,363	104,308
Financial liabilities held for trading	9,020	321	110,990
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	99,312	3,537	56,561
Financial liabilities held for trading	1,448,972	51,602	862,581
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			24,556
Call option [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			24,556
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	385,440	13,726	377,440
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,124,754	40,055	$ 603,718
Target redemption forward contracts [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	$ 79,216	$ 2,821